SUBSIDIARIES - Schedule of Composition Of Accumulated Non-Controlling Interest (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Equity	$ 166,194,000,000	$ 165,383,000,000
Mantiqueira | Infrastructure
Disclosure of subsidiaries [line items]
Percentage of interests acquired	100.00%
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	$ 118,308,000,000	119,406,000,000
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Equity	31,010,000,000	32,635,000,000
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Equity	33,229,000,000	27,651,000,000
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Equity	13,421,000,000	15,429,000,000
Non-controlling interests | Brookfield Property Partners L.P. [Member]
Disclosure of subsidiaries [line items]
Equity	26,288,000,000	25,725,000,000
Non-controlling interests | Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Equity	2,355,000,000	2,269,000,000
Non-controlling interests | Individually immaterial subsidiaries with non-controlling interests
Disclosure of subsidiaries [line items]
Equity	$ 12,005,000,000	$ 15,697,000,000